Income Taxes (Details)				1 Months Ended		12 Months Ended
	Sep. 19, 2014 USD ($)	Jul. 09, 2014 USD ($)	Feb. 22, 2008	Jun. 30, 2015	Mar. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) jurisdiction entity $ / shares	Dec. 31, 2014 USD ($) jurisdiction $ / shares	Dec. 31, 2013 USD ($) jurisdiction $ / shares	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes
Number of tax jurisdictions | jurisdiction						4
Components of income before income taxes
Income before income tax expense						$ 46,143,000	$ 168,741,000	$ 58,432,000
Income (loss) from non-China operations						(25,354,000)	168,446,000	(18,430,000)
Income from China operations						71,497,000	295,000	76,862,000
Income tax expenses applicable to China operations						$ 10,420,000	$ 6,970,000	$ 14,602,000
Effective tax rate for China operations (as a percent)						15.00%	2362.00%	19.00%
Impairment charge related to investment						$ 6,609,000	$ 17,960,000	$ 6,134,000
Change in fair value of investor option liability							46,972,000	(21,064,000)
Deferred tax liabilities:
Unrecognized tax liability						600,000	800,000
Composition of income tax expenses for China operations
Current tax provision						13,948,000	8,198,000	12,820,000
Deferred tax provision (benefits)						(3,528,000)	(1,228,000)	1,782,000
Income tax expenses						$ 10,420,000	$ 6,970,000	$ 14,602,000
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)						25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax rate (as a percent)						(24.00%)	(1664.00%)	(10.00%)
Permanent differences (as a percent)						12.00%	2670.00%	(1.00%)
Change in valuation allowance (as a percent)						2.00%	1699.00%	5.00%
Effect of changes in the tax status (as a percent)							(368.00%)
Effective tax rate for China operations (as a percent)						15.00%	2362.00%	19.00%
Tax holiday on China operations
Tax holiday effect						$ 17,169,000	$ 4,910,000	$ 7,583,000
Basic net income per share effect (in dollars per share) | $ / shares						$ 0.29	$ 0.08	$ 0.11
Diluted net income per share effect (in dollars per share) | $ / shares						$ 0.28	$ 0.07	$ 0.11
Historical rate for valuing deferred tax assets (as a percent)						25.00%
E-House
Components of income before income taxes
Dilution gain (loss)					$ (10,200,000)
Alibaba
Components of income before income taxes
Gain on disposal of investment	$ 109,200,000
Tian Ge
Components of income before income taxes
Dilution gain (loss)		$ 49,200,000
Youku Tudou
Components of income before income taxes
Gain on disposal of investment						$ 18,900,000
Jurisdictions other than PRC
Income Taxes
Number of tax jurisdictions | jurisdiction						3	3	3
Components of income before income taxes
Income tax expenses applicable to China operations						$ 0	$ 0	$ 0
Composition of income tax expenses for China operations
Income tax expenses						0	0	0
Cayman Islands | E-House
Components of income before income taxes
Dilution gain (loss)							48,200,000	$ (10,200,000)
Cayman Islands | Alibaba
Components of income before income taxes
Gain on disposal of investment							109,200,000
Cayman Islands | Weibo
Components of income before income taxes
Change in fair value of investor option liability							47,000,000
Cayman Islands | Youku Tudou
Components of income before income taxes
Gain on disposal of investment						18,900,000
U.S.
Deferred tax assets:
Net operating loss carry-forwards						30,126,000	29,872,000
Other tax credits, allowances for doubtful accounts, accruals and other liabilities						479,000	503,000
Total deferred tax assets						30,605,000	30,375,000
Less: valuation allowance						(30,605,000)	(30,375,000)
Net deferred tax assets						0	0
U.S. | Federal
Components of income before income taxes
Net operating loss carryforwards						87,600,000
Net operating loss carryforwards related to employee stock options						40,100,000
U.S. | State
Components of income before income taxes
Net operating loss carryforwards						9,600,000
Net operating loss carryforwards related to employee stock options						6,000,000
Hong Kong
Components of income before income taxes
Net operating loss carryforwards						27,300,000
Deferred tax assets:
Net operating loss carry-forwards						4,506,000	4,027,000
Less: valuation allowance						(4,506,000)	(4,027,000)
Net deferred tax assets						0	0
Hong Kong | Tian Ge
Components of income before income taxes
Dilution gain (loss)							49,200,000
China
Components of income before income taxes
Net operating loss carryforwards						4,400,000	7,000,000
Deferred tax assets:
Allowances for doubtful accounts						16,386,000	13,451,000
Net operating loss carry-forwards						1,098,000	2,185,000
Depreciation, accruals and other liabilities						13,517,000	10,220,000
Total deferred tax assets						31,001,000	25,856,000
Less: valuation allowance						(23,232,000)	(21,536,000)
Net deferred tax assets						7,769,000	4,320,000
Deferred tax liabilities:
Depreciation						(468,000)	(339,000)
Acquired intangible assets						(1,959,000)	(2,887,000)
Others						(2,044,000)	(1,142,000)
Total deferred tax liabilities						$ (4,471,000)	$ (4,368,000)
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)						10.00%
Maximum percentage of withholding income tax on dividends distributed by an FIE to its immediate holding company in Hong Kong (as a percent)						5.00%
Percentage of ownership interests held by foreign investors (as a percent)						25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong (as a percent)						5.00%
Maximum examination period						5 years
Statute of limitation of transferring pricing related adjustment						10 years
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)						25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
China | High and new technology enterprises
Deferred tax liabilities:
Preferential statutory rate (as a percent)						15.00%
Number of qualified subsidiaries (in entities) | entity						4
China | Software enterprise
Deferred tax liabilities:
Preferential statutory rate (as a percent)			12.50%
Period of special tax holidays			2 years
Reduction in preferential tax rate (as a percent)			50.00%
Period of reduced preferential income tax rate			3 years
China | Software enterprise | SINA (Shanghai) Management Co., Ltd.
Deferred tax liabilities:
Preferential statutory rate (as a percent)											12.50%
Period of special tax holidays											2 years
Period of reduced preferential income tax rate											3 years
China | Weibo
Deferred tax liabilities:
Withholding tax rate on capital gain (as a percent)				10.00%